Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Fair Value Assumptions

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a) Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b) Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.

(c) Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a) Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b) Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.

(c) Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Average Risk-free interest rate (a)	1.33%
Expected dividend yield	0.0%
Average expected volatility (b)	64.71%
Termination rate	9%
Suboptimal rate (c)	3.2

(a) Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b) Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.

(c) Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Stock Option Summary

	Options outstanding		Options exercisable
		Weighted		Weighted
		average remaining		average remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)
3.82	40,087	3.79	40,087	3.79
18.82	135,000	5.97	67,500	5.97
15.28	238,000	7.70	-	-

	413,087		107,587

Stock Option Activity

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2010	240,700

Granted	137,500	18.82	8.69
Exercised	(70,375)	3.68	1.81
Forfeited	(2,000)	3.82	1.81
Balance at December 31, 2010	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425

Granted	240,000	15.28	6.54
Exercised	(82,338)	3.35	1.81
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2012	413,087
Exercisable at December 31, 2012	107,587

Summary Of Allocation Of The Stock-Based Compensation Expenses

	Year ended December 31
	2010	2011	2012
	US$ thousands	US$ thousands	US$ thousands
Cost of sales	33	24	46
Research and development costs	71	96	130
Selling and marketing expenses	65	134	159
General and administrative expenses	62	183	209

	231	437	544